Derivative Instruments and Hedging - Aggregate Fair Value of Derivative Financial Instruments by Balance Sheet Classification and Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Derivative [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Assets
Derivative assets	$ 14,198
Derivative liabilities, current		$ 14,670
Derivative liabilities		$ 14,670
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities
Interest Rate Swap - Current Swaps
Derivative [Line Items]
Derivative assets, current	$ 11,748
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current
Derivative assets, noncurrent	$ 2,450
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent
Derivative liabilities, current		$ 14,670